SECURITY DEPOSIT	12 Months Ended
Dec. 31, 2024
Security Deposit
SECURITY DEPOSIT

6. SECURITY DEPOSIT

Security Deposit consist of the following:

	December 31,	December 31,
	2024	2023
	US$	US$
Security Deposit which can be lifted within one year	93,475	33,700
Security Deposit which can be lifted in the second and third years	—	57,300
Total	93,475	91,000

The security deposits of the Company on the balance sheet for year ended December 31, 2024 are the frozen funds deposited in the Company’s bank account in accordance with the office rental contract, all of which can be lifted within one year.

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)